Related Party Transactions - Due to Related Party (Details) - PRL - General and administrative expenses - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Due to Related Party
Certain general and administrative expenses paid by related party		$ 0.0	$ 2.0	$ 1.1
Amount repaid to related party	$ 0.2		2.9
Due to Related Party		$ 0.0	$ 0.2